Warrants - Schedule of Activity of the Warrants (Details) - Warrants [Member] - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of Warrant, Grant				5,145,943
Weighted Average Exercise Price, Grant				$ 0.25
Weighted Average Remaining Life (Years), Grant				3 years 6 months 7 days
Number of Warrant, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life (Years), Exercised
Number of Warrant, Cancelled
Weighted Average Exercise Price, Cancelled
Weighted Average Remaining Life (Years), Cancelled
Number of Warrant, Outstanding	5,145,943	5,145,943	5,145,943
Weighted Average Exercise Price, Outstanding	$ 0.25	$ 0.25	$ 0.25
Weighted Average Remaining Life (Years), Outstanding	2 years 10 months 6 days	2 years 4 months 6 days	2 years 10 months 6 days
Number of Warrant, Exercisable	5,145,943	5,145,943	5,145,943
Weighted Average Exercise Price, Exercisable	$ 0.25	$ 0.25	$ 0.25
Weighted Average Remaining Life (Years), Exercisable		2 years 4 months 6 days	2 years 10 months 6 days